Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31, 2025
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$7,753
Less allocated earnings on non-vested restricted stock	(98)
Less allocated dividends on non-vested restricted stock	(270)
Net income allocated to common stockholders	7,385
		5,492,092
Basic and diluted earnings per share			$1.34

	Year Ended December 31, 2024
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$7,402
Less allocated earnings on non-vested restricted stock	(97)
Less allocated dividends on non-vested restricted stock	(243)
Net income allocated to common stockholders	7,062
		5,539,653
Basic and diluted earnings per share			$1.27